Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related party transactions
18. Related party transactions

There were no related party transactions during the year ended December 31, 2018.

For the year ended
December 31, 2017, in connection with the secondary public offering by GA Holdings LLC in November 2017, Ardmore repurchased from GA Holdings LLC 1,435,654 shares of its own common stock for $11.1 million, at a price per share equal to the price per share at which GA Holdings LLC sold shares to the underwriters in the public offering.

There were no related party transactions for the year ended December 31, 2016.